Business Segment and Geographical Information - Distribution of Total Assets by Geographical Area (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Assets	$ 2,354,255	$ 2,146,618
Ireland
Segment Reporting Information [Line Items]
Assets	1,073,411	880,378
Rest of Europe
Segment Reporting Information [Line Items]
Assets	514,010	504,418
U.S.
Segment Reporting Information [Line Items]
Assets	646,512	650,681
Other
Segment Reporting Information [Line Items]
Assets	$ 120,322	$ 111,141